Property, plant and equipment	12 Months Ended
Mar. 31, 2026
Text block 1 [Abstract]
Property, plant and equipment
13. Property, plant and equipment
The changes in cost and accumulated depreciation and impairment losses are as follows:
(Cost)

	Yen in millions
	Land	Buildings	Machinery and equipment	Vehicles and equipment on operating leases	Construction in progress	Total
Balance as of April 1, 2024	1,441,811	5,884,749	16,469,032	7,523,911	1,040,188	32,359,692

Additions	7,622	74,469	295,719	3,866,922	1,501,327	5,746,060
Sales or disposal	(22,255)	(60,228)	(561,258)	(3,185,673)	(22,473)	(3,851,888)
Reclassification from construction in progress	15,842	292,601	572,844	187	(881,473)	—
Foreign currency translation adjustments	41	(47,461)	(154,892)	(94,981)	(19,444)	(316,737)
Other	(14,940)	25,932	(202)	(58,420)	(21,979)	(69,609)

Balance as of March 31, 2025	1,428,122	6,170,063	16,621,243	8,051,945	1,596,145	33,867,518

Additions	5,806	122,961	468,039	3,657,892	1,503,710	5,758,408
Sales or disposal	(2,901)	(69,841)	(615,221)	(2,620,534)	(44,327)	(3,352,824)
Reclassification from construction in progress	57,729	312,901	882,157	55	(1,252,842)	—
Foreign currency translation adjustments	27,751	184,418	865,647	677,356	89,663	1,844,836
Transfer to assets held for sale	(165,526)	(428,406)	(698,884)	(652)	(15,502)	(1,308,970)
Other	644	(7,190)	(13,603)	(60,414)	(157,040)	(237,603)

Balance as of March 31, 2026	1,351,625	6,284,907	17,509,377	9,705,647	1,719,808	36,571,364

(Accumulated depreciation and impairment losses)

	Yen in millions
	Land	Buildings	Machinery and equipment	Vehicles and equipment on operating leases	Construction in progress	Total
Balance as of April 1, 2024	(6,985)	(3,753,786)	(12,719,614)	(1,619,009)	(2,510)	(18,101,905)

Depreciation	—	(169,778)	(1,039,696)	(896,127)	—	(2,105,601)
Impairment losses	—	—	—	—	—	—
Sales or disposal	1,244	52,062	516,767	983,818	—	1,553,891
Foreign currency translation adjustments	(94)	30,142	109,227	15,759	55	155,090
Other	(1,091)	(25,678)	(24,281)	16,972	(1,223)	(35,301)

Balance as of March 31, 2025	(6,927)	(3,867,037)	(13,157,598)	(1,498,586)	(3,678)	(18,533,826)

Depreciation	—	(219,752)	(1,015,844)	(980,258)	—	(2,215,854)
Impairment losses	—	(3,981)	(4,844)	—	—	(8,825)
Sales or disposal	494	59,041	540,537	745,050	—	1,345,122
Foreign currency translation adjustments	(262)	(110,778)	(671,336)	(117,577)	(63)	(900,016)
Transfer to assets held for sale	424	260,039	566,214	4	172	826,852
Other	(794)	(2,135)	(16,190)	1,273	393	(17,453)

Balance as of March 31, 2026 . .	(7,065)	(3,884,604)	(13,759,061)	(1,850,094)	(3,175)	(19,504,000)

Depreciation on “Property, plant and equipment” is included in “Cost of products sold” and “Selling, general and administrative” in the consolidated statement of income.
Vehicles and equipment on operating leases consist of the following:

	Yen in millions
	March 31,
	2025	2026
Vehicles	7,996,894	9,644,572
Equipment	55,051	61,076

	8,051,945	9,705,647
Less - Accumulated depreciation	(1,498,586)	(1,850,094)

Vehicles and equipment on operating leases, net	6,553,359	7,855,554

The following table presents future lease payments to be received for vehicles and equipment on operating leases:

	Yen in millions
	March 31,
	2025	2026
Within 1 year	1,200,378	1,403,807
Between 1 and 2 years	837,956	923,554
Between 2 and 3 years	374,459	407,306
Between 3 and 4 years	93,396	105,642
Between 4 and 5 years	35,953	40,106
Later than 5 years	17,235	20,762

Total future rentals	2,559,377	2,901,178

The future lease payments to be received as shown above should not be considered indicative of future cash collections.
Right of use assets that are held as rental assets included within “Vehicles and equipment on operating leases, net” are ¥4,664,376 million and ¥5,546,865 million, as of March 31, 2025 and 2026, respectively. Furthermore, these right of use assets were fully paid in cash at the time of acquisition, and since the increase in these right of use assets is equal to the cash outflow, no lease liabilities relating to these right of use assets are recognized. The additions and total cash outflows for these right of use assets for the years ended March 31, 2025 and 2026, were ¥2,909,058 million and ¥2,654,403 million, respectively. Depreciation expenses for these right of use assets for the years ended March 31, 2024, 2025 and 2026, were ¥612,569 million, ¥617,495 million and ¥658,046 million, respectively. Depreciation on these right of use assets is included in “Cost of financing services” in the consolidated statement of income. Revenue from subleasing these right of use assets was ¥947,058 million, ¥1,008,634 million and ¥1,101,911 million for the years ended March 31, 2024, 2025 and 2026, respectively. Please see Note 14 about the status of lessee leases other than “Vehicles and equipment on operating leases, net”.